per share amounts (Details) shares in Millions	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	1,451	1,396
Effect of dilutive securities - Restricted share units	6	7
Diluted total weighted average number of Common Shares outstanding	1,457	1,403
Restricted share units [member] | Restricted share units
Share awards excluded in the calculation of diluted net income
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0	0
Share options [member] | TELUS Corporation share options
Share awards excluded in the calculation of diluted net income
Outstanding share awards excluded in the calculation of diluted net income per Common Share	1	0